Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Johnson Mutual Funds Trust
Entity Central Index Key	0000892657
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000015708
Shareholder Report [Line Items]
Fund Name	Johnson Equity Income Fund
Class Name	Class I
Trading Symbol	JEQIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Johnson Equity Income Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.johnsoninv.com/mutualfunds. You can also request this information by contacting us at (800) 541-0170.
Additional Information Phone Number	(800) 541-0170
Additional Information Website	www.johnsoninv.com/mutualfunds
Expenses [Text Block]

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$79	0.75%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.75%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Johnson Equity Income Fund - Class I	S&P 500® Index
Dec-2015	$1,000,000	$1,000,000
Dec-2016	$1,121,643	$1,119,599
Dec-2017	$1,402,349	$1,364,025
Dec-2018	$1,364,708	$1,304,222
Dec-2019	$1,829,695	$1,714,874
Dec-2020	$2,053,733	$2,030,390
Dec-2021	$2,586,950	$2,613,222
Dec-2022	$2,334,860	$2,139,945
Dec-2023	$2,648,104	$2,702,486
Dec-2024	$2,960,224	$3,378,640
Dec-2025	$3,308,585	$3,982,741

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Johnson Equity Income Fund - Class I	11.77%	10.01%	12.71%
S&P 500® Index	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 710,494,238
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 5,137,063
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$710,494,238 Number of Portfolio Holdings50 Advisory Fee $5,137,063 Portfolio Turnover21%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.7%
Money Market Funds	0.3%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.2%
Money Market Funds	0.3%
Materials	2.1%
Communications	2.7%
Utilities	5.8%
Consumer Staples	6.5%
Energy	7.1%
Health Care	10.8%
Consumer Discretionary	12.6%
Industrials	12.7%
Financials	14.0%
Technology	25.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Microsoft Corp.	4.1%
Williams Cos., Inc. (The)	3.1%
Visa, Inc. - Class A	3.1%
Danaher Corp.	3.0%
Amazon.com, Inc.	3.0%
Alliant Energy Corp.	2.9%
American Electric Power Co., Inc.	2.9%
Alphabet, Inc. - Class A	2.7%
Accenture plc - Class A	2.5%
Apple, Inc.	2.4%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.
C000244749
Shareholder Report [Line Items]
Fund Name	Johnson Equity Income Fund
Class Name	Class S
Trading Symbol	JEQSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Johnson Equity Income Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.johnsoninv.com/mutualfunds. You can also request this information by contacting us at (800) 541-0170.
Additional Information Phone Number	(800) 541-0170
Additional Information Website	www.johnsoninv.com/mutualfunds
Expenses [Text Block]

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$106	1.00%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.00%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Johnson Equity Income Fund - Class S	S&P 500® Index
Sep-2023	$10,000	$10,000
Dec-2023	$10,546	$10,766
Dec-2024	$11,762	$13,460
Dec-2025	$13,126	$15,866

Average Annual Return [Table Text Block]
	1 Year	Since Inception (September 15, 2023)
Johnson Equity Income Fund - Class S	11.59%	12.59%
S&P 500® Index	17.88%	22.30%

Performance Inception Date	Sep. 15, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 710,494,238
Holdings Count | Holding	50
Advisory Fees Paid, Amount	$ 5,137,063
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$710,494,238 Number of Portfolio Holdings50 Advisory Fee $5,137,063 Portfolio Turnover21%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.7%
Money Market Funds	0.3%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.2%
Money Market Funds	0.3%
Materials	2.1%
Communications	2.7%
Utilities	5.8%
Consumer Staples	6.5%
Energy	7.1%
Health Care	10.8%
Consumer Discretionary	12.6%
Industrials	12.7%
Financials	14.0%
Technology	25.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Microsoft Corp.	4.1%
Williams Cos., Inc. (The)	3.1%
Visa, Inc. - Class A	3.1%
Danaher Corp.	3.0%
Amazon.com, Inc.	3.0%
Alliant Energy Corp.	2.9%
American Electric Power Co., Inc.	2.9%
Alphabet, Inc. - Class A	2.7%
Accenture plc - Class A	2.5%
Apple, Inc.	2.4%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.
C000015712
Shareholder Report [Line Items]
Fund Name	Johnson Opportunity Fund
Class Name	Class I
Trading Symbol	JOPPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Johnson Opportunity Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.johnsoninv.com/mutualfunds. You can also request this information by contacting us at (800) 541-0170.
Additional Information Phone Number	(800) 541-0170
Additional Information Website	www.johnsoninv.com/mutualfunds
Expenses [Text Block]

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$92	0.90%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.90%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Johnson Opportunity Fund - Class I	Russell 2500® Index
Dec-2015	$1,000,000	$1,000,000
Dec-2016	$1,179,030	$1,175,892
Dec-2017	$1,378,365	$1,373,564
Dec-2018	$1,183,155	$1,236,178
Dec-2019	$1,521,879	$1,579,421
Dec-2020	$1,641,221	$1,895,201
Dec-2021	$2,143,324	$2,239,782
Dec-2022	$1,876,256	$1,828,351
Dec-2023	$2,197,536	$2,146,915
Dec-2024	$2,418,033	$2,404,436
Dec-2025	$2,518,435	$2,690,740

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Johnson Opportunity Fund - Class I	4.15%	8.94%	9.68%
Russell 2500® Index	11.91%	7.26%	10.40%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 174,205,167
Holdings Count | Holding	82
Advisory Fees Paid, Amount	$ 1,585,539
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$174,205,167 Number of Portfolio Holdings82 Advisory Fee $1,585,539 Portfolio Turnover29%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.5%
Money Market Funds	0.5%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Money Market Funds	0.5%
Communications	1.3%
Consumer Staples	2.5%
Real Estate	3.4%
Utilities	3.4%
Consumer Discretionary	5.4%
Energy	5.9%
Materials	9.6%
Financials	12.1%
Health Care	16.2%
Industrials	19.7%
Technology	19.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Charles River Laboratories International, Inc.	2.1%
Unitil Corp.	1.8%
Axis Capital Holdings Ltd.	1.8%
DT Midstream, Inc.	1.7%
Avery Dennison Corp.	1.7%
Nordson Corp.	1.7%
Applied Industrial Technologies, Inc.	1.6%
Rush Enterprises, Inc. - Class A	1.6%
Reliance, Inc.	1.6%
Littelfuse, Inc.	1.6%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.
C000244750
Shareholder Report [Line Items]
Fund Name	Johnson Opportunity Fund
Class Name	Class S
Trading Symbol	JOSSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Johnson Opportunity Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.johnsoninv.com/mutualfunds. You can also request this information by contacting us at (800) 541-0170.
Additional Information Phone Number	(800) 541-0170
Additional Information Website	www.johnsoninv.com/mutualfunds
Expenses [Text Block]

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$117	1.15%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.15%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Johnson Opportunity Fund - Class S	Russell 2500® Index
Sep-2023	$10,000	$10,000
Dec-2023	$11,035	$10,995
Dec-2024	$12,113	$12,314
Dec-2025	$12,583	$13,780

Average Annual Return [Table Text Block]
	1 Year	Since Inception (September 15, 2023)
Johnson Opportunity Fund - Class S	3.88%	10.54%
Russell 2500® Index	11.91%	15.01%

Performance Inception Date	Sep. 15, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 174,205,167
Holdings Count | Holding	82
Advisory Fees Paid, Amount	$ 1,585,539
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$174,205,167 Number of Portfolio Holdings82 Advisory Fee $1,585,539 Portfolio Turnover29%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.5%
Money Market Funds	0.5%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Money Market Funds	0.5%
Communications	1.3%
Consumer Staples	2.5%
Real Estate	3.4%
Utilities	3.4%
Consumer Discretionary	5.4%
Energy	5.9%
Materials	9.6%
Financials	12.1%
Health Care	16.2%
Industrials	19.7%
Technology	19.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Charles River Laboratories International, Inc.	2.1%
Unitil Corp.	1.8%
Axis Capital Holdings Ltd.	1.8%
DT Midstream, Inc.	1.7%
Avery Dennison Corp.	1.7%
Nordson Corp.	1.7%
Applied Industrial Technologies, Inc.	1.6%
Rush Enterprises, Inc. - Class A	1.6%
Reliance, Inc.	1.6%
Littelfuse, Inc.	1.6%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.
C000015709
Shareholder Report [Line Items]
Fund Name	Johnson Enhanced Return Fund
Trading Symbol	JENHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Johnson Enhanced Return Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.johnsoninv.com/mutualfunds. You can also request this information by contacting us at (800) 541-0170.
Additional Information Phone Number	(800) 541-0170
Additional Information Website	www.johnsoninv.com/mutualfunds
Expenses [Text Block]

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Johnson Enhanced Return Fund	$38	0.35%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.35%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Johnson Enhanced Return Fund	18.42%	11.85%	13.66%
S&P 500® Index	17.88%	14.42%	14.82%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 306,162,052
Holdings Count | Holding	108
Advisory Fees Paid, Amount	$ 992,479
InvestmentCompanyPortfolioTurnover	59.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$306,162,052 Number of Portfolio Holdings108 Advisory Fee $992,479 Portfolio Turnover59%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateralized Mortgage Obligations	18.4%
Corporate Bonds	62.5%
Money Market Funds	1.5%
Municipal Bonds	1.5%
U.S. Government & Agencies	0.7%
U.S. Treasury Obligations	15.4%

Sector Weighting (% of net assets)

Value	Value
U.S. Government & Agencies	0.7%
Money Market Funds	1.5%
Municipal Bonds	1.5%
Utilities	12.9%
U.S. Treasury Obligations	15.4%
Collateralized Mortgage Obligations	18.4%
Industrials	22.1%
Finance	27.5%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
U.S. Treasury Notes, 1.500%, due 02/15/30	4.6%
U.S. Treasury Notes, 2.375%, due 05/15/29	4.0%
U.S. Treasury Notes, 2.750%, due 02/15/28	3.8%
Cisco Systems, Inc., 4.850%, due 02/26/29	2.0%
Bank of America Corp., 5.202%, due 04/25/29	1.9%
Morgan Stanley, 3.591%, due 07/22/28	1.9%
U.S. Treasury Notes, 2.750%, due 07/31/27	1.9%
Union Pacific Corp., 3.950%, due 09/10/28	1.8%
Emerson Electric Co., 2.000%, due 12/21/28	1.8%
Enterprise Products Operating, LLC, 5.050%, due 01/10/26	1.6%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.
C000244751
Shareholder Report [Line Items]
Fund Name	Johnson Institutional Core Bond Fund
Class Name	Class I
Trading Symbol	JIBFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Johnson Institutional Core Bond Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.johnsoninv.com/mutualfunds. You can also request this information by contacting us at (800) 541-0170.
Additional Information Phone Number	(800) 541-0170
Additional Information Website	www.johnsoninv.com/mutualfunds
Expenses [Text Block]

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$26	0.25%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.25%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Johnson Inst Core Bond Fund - Class I	Bloomberg U.S. Aggregate Bond Index
Dec-2015	$1,000,000	$1,000,000
Dec-2016	$1,036,709	$1,026,472
Dec-2017	$1,075,324	$1,062,829
Dec-2018	$1,076,735	$1,062,948
Dec-2019	$1,173,030	$1,155,604
Dec-2020	$1,286,873	$1,242,350
Dec-2021	$1,260,656	$1,223,195
Dec-2022	$1,087,983	$1,064,054
Dec-2023	$1,147,014	$1,122,884
Dec-2024	$1,160,934	$1,136,922
Dec-2025	$1,252,232	$1,219,928

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Johnson Inst Core Bond Fund - Class I	7.86%	-0.54%	2.27%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.01%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 1,902,304,780
Holdings Count | Holding	208
Advisory Fees Paid, Amount	$ 4,579,942
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$1,902,304,780 Number of Portfolio Holdings208 Advisory Fee (net of waivers)$4,579,942 Portfolio Turnover13%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateralized Mortgage Obligations	27.1%
Corporate Bonds	46.5%
Money Market Funds	0.2%
Municipal Bonds	0.8%
Preferred Stocks	0.5%
U.S. Treasury Obligations	24.9%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.8%
Money Market Funds	0.2%
Preferred Stocks	0.5%
Municipal Bonds	0.8%
Utilities	11.8%
Industrials	15.0%
Finance	19.3%
U.S. Treasury Obligations	24.7%
Collateralized Mortgage Obligations	26.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
U.S. Treasury Bonds, 4.250%, due 05/15/39	5.5%
U.S. Treasury Bonds, 2.250%, due 05/15/41	5.1%
U.S. Treasury Bonds, 3.125%, due 08/15/44	4.2%
U.S. Treasury Notes, 4.000%, due 02/15/34	3.7%
U.S. Treasury Bonds, 3.000%, due 11/15/44	3.5%
FNMA, 1.520%, due 08/21/35 - Class KA - Series 2022-25	2.3%
Florida Power & Light Co., 5.100%, due 04/01/33	2.0%
Bank of America Corp., 5.202%, due 04/25/29	1.8%
FHLMC, 3.000%, due 08/01/52 - Pool #SD-7556	1.8%
U.S. Treasury Notes, 4.125%, due 11/15/32	1.7%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.
C000200604
Shareholder Report [Line Items]
Fund Name	Johnson Institutional Core Bond Fund
Class Name	Class F
Trading Symbol	JIMFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Johnson Institutional Core Bond Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.johnsoninv.com/mutualfunds. You can also request this information by contacting us at (800) 541-0170.
Additional Information Phone Number	(800) 541-0170
Additional Information Website	www.johnsoninv.com/mutualfunds
Expenses [Text Block]

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$42	0.40%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.40%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Johnson Inst Core Bond Fund - Class F	Bloomberg U.S. Aggregate Bond Index
May-2018	$500,000	$500,000
Dec-2018	$510,689	$512,452
Dec-2019	$554,428	$557,122
Dec-2020	$607,513	$598,942
Dec-2021	$594,425	$589,708
Dec-2022	$512,322	$512,985
Dec-2023	$539,417	$541,347
Dec-2024	$544,625	$548,115
Dec-2025	$587,071	$588,133

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception (May 1, 2018)
Johnson Inst Core Bond Fund - Class F	7.79%	-0.68%	2.12%
Bloomberg U.S. Aggregate Bond Index	7.30%	-0.36%	2.14%

Performance Inception Date	May 01, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 1,902,304,780
Holdings Count | Holding	208
Advisory Fees Paid, Amount	$ 4,579,942
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$1,902,304,780 Number of Portfolio Holdings208 Advisory Fee (net of waivers)$4,579,942 Portfolio Turnover13%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateralized Mortgage Obligations	27.1%
Corporate Bonds	46.5%
Money Market Funds	0.2%
Municipal Bonds	0.8%
Preferred Stocks	0.5%
U.S. Treasury Obligations	24.9%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.8%
Money Market Funds	0.2%
Preferred Stocks	0.5%
Municipal Bonds	0.8%
Utilities	11.8%
Industrials	15.0%
Finance	19.3%
U.S. Treasury Obligations	24.7%
Collateralized Mortgage Obligations	26.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
U.S. Treasury Bonds, 4.250%, due 05/15/39	5.5%
U.S. Treasury Bonds, 2.250%, due 05/15/41	5.1%
U.S. Treasury Bonds, 3.125%, due 08/15/44	4.2%
U.S. Treasury Notes, 4.000%, due 02/15/34	3.7%
U.S. Treasury Bonds, 3.000%, due 11/15/44	3.5%
FNMA, 1.520%, due 08/21/35 - Class KA - Series 2022-25	2.3%
Florida Power & Light Co., 5.100%, due 04/01/33	2.0%
Bank of America Corp., 5.202%, due 04/25/29	1.8%
FHLMC, 3.000%, due 08/01/52 - Pool #SD-7556	1.8%
U.S. Treasury Notes, 4.125%, due 11/15/32	1.7%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.
C000015718
Shareholder Report [Line Items]
Fund Name	Johnson Institutional Core Bond Fund
Class Name	Class S
Trading Symbol	JIBSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Johnson Institutional Core Bond Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.johnsoninv.com/mutualfunds. You can also request this information by contacting us at (800) 541-0170.
Additional Information Phone Number	(800) 541-0170
Additional Information Website	www.johnsoninv.com/mutualfunds
Expenses [Text Block]

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$52	0.50%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.50%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Johnson Inst Core Bond Fund - Class S	Bloomberg U.S. Aggregate Bond Index
Sep-2023	$10,000	$10,000
Dec-2023	$10,535	$10,525
Dec-2024	$10,628	$10,657
Dec-2025	$11,443	$11,435

Average Annual Return [Table Text Block]
	1 Year	Since Inception (September 15, 2023)
Johnson Inst Core Bond Fund - Class S	7.66%	6.05%
Bloomberg U.S. Aggregate Bond Index	7.30%	6.02%

Performance Inception Date	Sep. 15, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 1,902,304,780
Holdings Count | Holding	208
Advisory Fees Paid, Amount	$ 4,579,942
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$1,902,304,780 Number of Portfolio Holdings208 Advisory Fee (net of waivers)$4,579,942 Portfolio Turnover13%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateralized Mortgage Obligations	27.1%
Corporate Bonds	46.5%
Money Market Funds	0.2%
Municipal Bonds	0.8%
Preferred Stocks	0.5%
U.S. Treasury Obligations	24.9%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.8%
Money Market Funds	0.2%
Preferred Stocks	0.5%
Municipal Bonds	0.8%
Utilities	11.8%
Industrials	15.0%
Finance	19.3%
U.S. Treasury Obligations	24.7%
Collateralized Mortgage Obligations	26.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
U.S. Treasury Bonds, 4.250%, due 05/15/39	5.5%
U.S. Treasury Bonds, 2.250%, due 05/15/41	5.1%
U.S. Treasury Bonds, 3.125%, due 08/15/44	4.2%
U.S. Treasury Notes, 4.000%, due 02/15/34	3.7%
U.S. Treasury Bonds, 3.000%, due 11/15/44	3.5%
FNMA, 1.520%, due 08/21/35 - Class KA - Series 2022-25	2.3%
Florida Power & Light Co., 5.100%, due 04/01/33	2.0%
Bank of America Corp., 5.202%, due 04/25/29	1.8%
FHLMC, 3.000%, due 08/01/52 - Pool #SD-7556	1.8%
U.S. Treasury Notes, 4.125%, due 11/15/32	1.7%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.
C000015717
Shareholder Report [Line Items]
Fund Name	Johnson Institutional Intermediate Bond Fund
Class Name	Class I
Trading Symbol	JIBEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Johnson Institutional Intermediate Bond Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.johnsoninv.com/mutualfunds. You can also request this information by contacting us at (800) 541-0170.
Additional Information Phone Number	(800) 541-0170
Additional Information Website	www.johnsoninv.com/mutualfunds
Expenses [Text Block]

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$26	0.25%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.25%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Johnson Inst Intermediate Bond Fund - Class I	Bloomberg Intermediate U.S. Government/Credit Bond Index
Dec-2015	$1,000,000	$1,000,000
Dec-2016	$1,033,657	$1,020,809
Dec-2017	$1,064,601	$1,042,629
Dec-2018	$1,069,024	$1,051,782
Dec-2019	$1,149,542	$1,123,324
Dec-2020	$1,232,326	$1,195,599
Dec-2021	$1,211,913	$1,178,382
Dec-2022	$1,100,689	$1,081,343
Dec-2023	$1,159,945	$1,138,044
Dec-2024	$1,193,883	$1,172,187
Dec-2025	$1,282,134	$1,253,842

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Johnson Inst Intermediate Bond Fund - Class I	7.39%	0.80%	2.52%
Bloomberg Intermediate U.S. Government/Credit Bond Index	6.97%	0.96%	2.29%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 277,392,044
Holdings Count | Holding	97
Advisory Fees Paid, Amount	$ 685,473
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$277,392,044 Number of Portfolio Holdings97 Advisory Fee (net of waivers)$685,473 Portfolio Turnover45%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateralized Mortgage Obligations	8.9%
Corporate Bonds	51.0%
Money Market Funds	0.0%
Municipal Bonds	1.2%
Preferred Stocks	0.6%
U.S. Government & Agencies	3.0%
U.S. Treasury Obligations	35.3%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.9%
Preferred Stocks	0.6%
Municipal Bonds	1.2%
U.S. Government & Agencies	3.0%
Collateralized Mortgage Obligations	8.8%
Utilities	10.1%
Industrials	18.7%
Finance	21.8%
U.S. Treasury Obligations	34.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
U.S. Treasury Notes, 2.875%, due 05/15/32	5.1%
U.S. Treasury Notes, 4.000%, due 02/15/34	4.7%
U.S. Treasury Notes, 2.750%, due 08/15/32	4.6%
U.S. Treasury Notes, 0.875%, due 11/15/30	4.3%
U.S. Treasury Notes, 3.500%, due 01/31/30	4.0%
U.S. Treasury Notes, 3.875%, due 09/30/30	3.7%
U.S. Treasury Notes, 4.000%, due 02/28/30	3.5%
FHLB, 4.750%, due 12/10/32	3.0%
U.S. Treasury Notes, 4.375%, due 05/15/34	1.9%
U.S. Bancorp, 5.384%, due 01/23/30 - Series CC	1.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.
C000200603
Shareholder Report [Line Items]
Fund Name	Johnson Institutional Intermediate Bond Fund
Class Name	Class F
Trading Symbol	JIMEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Johnson Institutional Intermediate Bond Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.johnsoninv.com/mutualfunds. You can also request this information by contacting us at (800) 541-0170.
Additional Information Phone Number	(800) 541-0170
Additional Information Website	www.johnsoninv.com/mutualfunds
Expenses [Text Block]

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$41	0.40%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.40%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Johnson Inst Intermediate Bond Fund - Class F	Bloomberg Intermediate U.S. Government/Credit Bond Index
May-2018	$500,000	$500,000
Dec-2018	$508,592	$512,746
Dec-2019	$545,985	$547,622
Dec-2020	$584,612	$582,857
Dec-2021	$573,592	$574,463
Dec-2022	$520,118	$527,157
Dec-2023	$547,161	$554,798
Dec-2024	$562,682	$571,443
Dec-2025	$603,140	$611,250

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception (May 1, 2018)
Johnson Inst Intermediate Bond Fund - Class F	7.19%	0.63%	2.48%
Bloomberg Intermediate U.S. Government/Credit Bond Index	6.97%	0.96%	2.65%

Performance Inception Date	May 01, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 277,392,044
Holdings Count | Holding	97
Advisory Fees Paid, Amount	$ 685,473
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$277,392,044 Number of Portfolio Holdings97 Advisory Fee (net of waivers)$685,473 Portfolio Turnover45%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateralized Mortgage Obligations	8.9%
Corporate Bonds	51.0%
Money Market Funds	0.0%
Municipal Bonds	1.2%
Preferred Stocks	0.6%
U.S. Government & Agencies	3.0%
U.S. Treasury Obligations	35.3%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.9%
Preferred Stocks	0.6%
Municipal Bonds	1.2%
U.S. Government & Agencies	3.0%
Collateralized Mortgage Obligations	8.8%
Utilities	10.1%
Industrials	18.7%
Finance	21.8%
U.S. Treasury Obligations	34.9%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
U.S. Treasury Notes, 2.875%, due 05/15/32	5.1%
U.S. Treasury Notes, 4.000%, due 02/15/34	4.7%
U.S. Treasury Notes, 2.750%, due 08/15/32	4.6%
U.S. Treasury Notes, 0.875%, due 11/15/30	4.3%
U.S. Treasury Notes, 3.500%, due 01/31/30	4.0%
U.S. Treasury Notes, 3.875%, due 09/30/30	3.7%
U.S. Treasury Notes, 4.000%, due 02/28/30	3.5%
FHLB, 4.750%, due 12/10/32	3.0%
U.S. Treasury Notes, 4.375%, due 05/15/34	1.9%
U.S. Bancorp, 5.384%, due 01/23/30 - Series CC	1.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.
C000015716
Shareholder Report [Line Items]
Fund Name	Johnson Institutional Short Duration Bond Fund
Class Name	Class I
Trading Symbol	JIBDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Johnson Institutional Short Duration Bond Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.johnsoninv.com/mutualfunds. You can also request this information by contacting us at (800) 541-0170.
Additional Information Phone Number	(800) 541-0170
Additional Information Website	www.johnsoninv.com/mutualfunds
Expenses [Text Block]

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$26	0.25%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.25%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Johnson Inst Short Duration Bond Fund - Class I	ICE BofA U.S. Corporate & Government, 1-3 Years Index
Dec-2015	$1,000,000	$1,000,000
Dec-2016	$1,016,795	$1,012,885
Dec-2017	$1,032,480	$1,021,552
Dec-2018	$1,044,457	$1,038,221
Dec-2019	$1,093,033	$1,080,454
Dec-2020	$1,135,798	$1,116,611
Dec-2021	$1,125,469	$1,112,003
Dec-2022	$1,077,189	$1,070,136
Dec-2023	$1,128,693	$1,120,050
Dec-2024	$1,177,261	$1,170,125
Dec-2025	$1,246,805	$1,232,603

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Johnson Inst Short Duration Bond Fund - Class I	5.91%	1.88%	2.23%
ICE BofA U.S. Corporate & Government, 1-3 Years Index	5.34%	2.00%	2.11%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 162,951,156
Holdings Count | Holding	96
Advisory Fees Paid, Amount	$ 501,710
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$162,951,156 Number of Portfolio Holdings96 Advisory Fee (net of waivers)$501,710 Portfolio Turnover36%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateralized Mortgage Obligations	20.9%
Corporate Bonds	62.8%
Money Market Funds	0.1%
Municipal Bonds	2.8%
U.S. Treasury Obligations	13.4%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.7%
Money Market Funds	0.1%
Municipal Bonds	2.8%
Utilities	12.0%
U.S. Treasury Obligations	13.5%
Collateralized Mortgage Obligations	21.0%
Industrials	21.7%
Finance	29.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
U.S. Treasury Notes, 2.375%, due 05/15/29	4.9%
U.S. Treasury Notes, 2.625%, due 02/15/29	3.5%
MPLX, L.P., 1.750%, due 03/01/26	2.3%
JPMorgan Chase & Co., 3.540%, due 05/01/28	2.3%
Essex Portfolio, L.P., 3.375%, due 04/15/26	2.3%
Florida Power & Light Co., 4.400%, due 05/15/28	2.3%
Johnson Controls International plc, 3.900%, due 02/14/26	2.3%
Verizon Communications, Inc., 2.100%, due 03/22/28	2.2%
Cisco Systems, Inc., 4.800%, due 02/26/27	2.2%
U.S. Bancorp, 3.100%, due 04/27/26 - Series MTN	2.2%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.
C000200602
Shareholder Report [Line Items]
Fund Name	Johnson Institutional Short Duration Bond Fund
Class Name	Class F
Trading Symbol	JIMDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Johnson Institutional Short Duration Bond Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.johnsoninv.com/mutualfunds. You can also request this information by contacting us at (800) 541-0170.
Additional Information Phone Number	(800) 541-0170
Additional Information Website	www.johnsoninv.com/mutualfunds
Expenses [Text Block]

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$41	0.40%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.40%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Johnson Inst Short Duration Bond Fund - Class F	ICE BofA U.S. Corporate & Government, 1-3 Years Index
May-2018	$500,000	$500,000
Dec-2018	$506,852	$509,783
Dec-2019	$528,969	$530,520
Dec-2020	$549,154	$548,274
Dec-2021	$543,173	$546,011
Dec-2022	$518,908	$525,454
Dec-2023	$543,190	$549,963
Dec-2024	$565,641	$574,550
Dec-2025	$598,019	$605,228

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception (May 1, 2018)
Johnson Inst Short Duration Bond Fund - Class F	5.72%	1.72%	2.36%
ICE BofA U.S. Corporate & Government, 1-3 Years Index	5.34%	2.00%	2.52%

Performance Inception Date	May 01, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 162,951,156
Holdings Count | Holding	96
Advisory Fees Paid, Amount	$ 501,710
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$162,951,156 Number of Portfolio Holdings96 Advisory Fee (net of waivers)$501,710 Portfolio Turnover36%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateralized Mortgage Obligations	20.9%
Corporate Bonds	62.8%
Money Market Funds	0.1%
Municipal Bonds	2.8%
U.S. Treasury Obligations	13.4%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.7%
Money Market Funds	0.1%
Municipal Bonds	2.8%
Utilities	12.0%
U.S. Treasury Obligations	13.5%
Collateralized Mortgage Obligations	21.0%
Industrials	21.7%
Finance	29.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
U.S. Treasury Notes, 2.375%, due 05/15/29	4.9%
U.S. Treasury Notes, 2.625%, due 02/15/29	3.5%
MPLX, L.P., 1.750%, due 03/01/26	2.3%
JPMorgan Chase & Co., 3.540%, due 05/01/28	2.3%
Essex Portfolio, L.P., 3.375%, due 04/15/26	2.3%
Florida Power & Light Co., 4.400%, due 05/15/28	2.3%
Johnson Controls International plc, 3.900%, due 02/14/26	2.3%
Verizon Communications, Inc., 2.100%, due 03/22/28	2.2%
Cisco Systems, Inc., 4.800%, due 02/26/27	2.2%
U.S. Bancorp, 3.100%, due 04/27/26 - Series MTN	2.2%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.
C000229855
Shareholder Report [Line Items]
Fund Name	Johnson Core Plus Bond Fund
Trading Symbol	JCPLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Johnson Core Plus Bond Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.johnsoninv.com/mutualfunds. You can also request this information by contacting us at (800) 541-0170.
Additional Information Phone Number	(800) 541-0170
Additional Information Website	www.johnsoninv.com/mutualfunds
Expenses [Text Block]

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Johnson Core Plus Bond Fund	$47	0.45%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.45%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Johnson Core Plus Bond Fund	Bloomberg U.S. Aggregate Bond Index
Nov-2021	$1,000,000	$1,000,000
Dec-2021	$1,004,392	$1,003,378
Dec-2022	$866,665	$872,836
Dec-2023	$917,041	$921,094
Dec-2024	$927,405	$932,609
Dec-2025	$1,002,293	$1,000,699

Average Annual Return [Table Text Block]
	1 Year	Since Inception (November 17, 2021)
Johnson Core Plus Bond Fund	8.07%	0.06%
Bloomberg U.S. Aggregate Bond Index	7.30%	0.02%

Performance Inception Date	Nov. 17, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 52,440,191
Holdings Count | Holding	103
Advisory Fees Paid, Amount	$ 223,602
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$52,440,191 Number of Portfolio Holdings103 Advisory Fee (net of waivers)$223,602 Portfolio Turnover28%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateralized Mortgage Obligations	26.7%
Corporate Bonds	62.1%
Money Market Funds	0.1%
Preferred Stocks	0.3%
U.S. Treasury Obligations	10.8%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.9%
Preferred Stocks	0.3%
Utilities	8.8%
U.S. Treasury Obligations	10.7%
Finance	24.5%
Collateralized Mortgage Obligations	26.5%
Industrials	28.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
U.S. Treasury Notes, 2.875%, due 05/15/32	2.5%
FNMA, 3.500%, due 08/01/50 - Pool #FS8716	2.2%
FHLMC, 2.000%, due 05/01/42 - Pool #ZS-9278	2.1%
Target Corp., 5.000%, due 04/15/35	2.0%
FNMA, 2.000%, due 08/01/42 - Pool #FS9716	2.0%
Cisco Systems, Inc., 5.050%, due 02/26/34	2.0%
PepsiCo, Inc., 5.000%, due 02/07/35 - Series 2020 D	1.9%
Truist Financial Corp., 2.250%, due 03/11/30	1.9%
U.S. Bancorp, 4.967%, due 07/22/33 - Series BB	1.9%
U.S. Treasury Bonds, 2.375%, due 02/15/42	1.8%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.
C000015715
Shareholder Report [Line Items]
Fund Name	Johnson Municipal Income Fund
Trading Symbol	JMUNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Johnson Municipal Income Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.johnsoninv.com/mutualfunds. You can also request this information by contacting us at (800) 541-0170.
Additional Information Phone Number	(800) 541-0170
Additional Information Website	www.johnsoninv.com/mutualfunds
Expenses [Text Block]

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Johnson Municipal Income Fund	$31	0.30%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.30%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	Johnson Municipal Income Fund	Bloomberg Municipal Bond Index
Dec-2015	$1,000,000	$1,000,000
Dec-2016	$1,000,472	$1,002,481
Dec-2017	$1,032,939	$1,057,097
Dec-2018	$1,042,267	$1,070,652
Dec-2019	$1,101,213	$1,151,327
Dec-2020	$1,157,606	$1,211,340
Dec-2021	$1,161,083	$1,229,720
Dec-2022	$1,067,067	$1,124,870
Dec-2023	$1,128,492	$1,196,880
Dec-2024	$1,136,276	$1,209,493
Dec-2025	$1,178,477	$1,260,840

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Johnson Municipal Income Fund	3.71%	0.36%	1.66%
Bloomberg Municipal Bond Index	4.25%	0.80%	2.34%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 180,912,479
Holdings Count | Holding	165
Advisory Fees Paid, Amount	$ 531,074
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$180,912,479 Number of Portfolio Holdings165 Advisory Fee $531,074 Portfolio Turnover36%
Holdings [Text Block]

Quality Allocation (as a percentage of total assets)*

Value	Value
AAA	8.9%
AA	54.0%
A	27.4%
BBB	7.4%
Not Rated	2.3%

* As rated by either Standard & Poor's or Moody's Rating Agencies.

(If rated by both, the lower rating is represented.)

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	0.4%
Municipal Bonds	99.6%

Holdings by State of Issuance (% of total investments)

Value	Value
North Dakota	0.3%
Illinois	0.3%
Tennessee	0.3%
Florida	0.6%
Georgia	0.6%
North Carolina	0.6%
Michigan	1.0%
Virginia	1.4%
Colorado	1.9%
Missouri	1.9%
N/A	3.1%
Pennsylvania	3.5%
Kentucky	4.1%
Indiana	5.5%
Texas	5.5%
Alabama	6.6%
Ohio	62.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Ohio Higher Education Facilities Revenue - Denison University, 5.000%, due 11/01/53 - Series 2021-A	2.8%
Ohio State Water Development Authority Revenue, 5.000%, due 06/01/46 - Series 2021	2.4%
Pennsylvania Economic Development Financing Authority UPMC Revenue, 5.000%, due 03/15/60 - Series 2025-A	2.2%
Kings LSD Ohio School Improvement, 5.250%, due 12/01/54 - Series 2024	1.8%
FHLMC, 2.550%, due 06/15/35 - Class A - Series M-053	1.7%
Ohio Hospital Facility Revenue Refunding Cleveland Clinic Health, 4.000%, due 01/01/36 - Series 2017-A	1.7%
Black Belt Energy Gas District Alabama Gas Project Revenue Refunding, 5.500%, due 06/01/49 - Series D-1	1.6%
Miami University Ohio General Receipts Revenue, 4.000%, due 09/01/45 - Series 2020-A	1.6%
Hamilton County Ohio Hospital Facilities Revenue Cincinnati Children's, 5.000%, due 11/15/41 - Series 2019-CC	1.5%
Energy Southeast Alabama Cooperative District Energy Supply Revenue, 5.251%, due 07/01/54 - Series B	1.5%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended December 31, 2025.